Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt
Long-term debt is recorded at carrying value in the consolidated balance sheets. The carrying value of long-term debt outstanding, net of unamortized debt issuance costs, consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020

Long-term debt	$153,033	$149,915
Less unamortized debt issuance costs	(4,066)	(5,747)

Long-term debt—net of amortization	148,967	144,168
Less current portion of long-term debt	—	—

Long-term debt—net of current portion	$148,967	$144,168

As of September 30, 2021, the total long-term debt balance of
 $153,033
included the principal balance of
$135,000, the initial commitment fee of $6,750,
and the payment-in-kind interest on the principal balance of
$11,055.
The payment-in-kind interest on the principal balance is also subject to the commitment fee which was
 $228
as of September 30, 2021. This amount was also included in the long-term debt balance.
The term loan matures in June 2023, at which time the full balance of the term loan, including the commitment fee and the payment-in-kind
balance, will be due.
In addition, the term loan includes financial covenants regarding the maintenance of minimum liquidity of $6,000 of operating cash, as defined, on a consolidated basis, at least $10,000 in its cash accounts on a daily basis and minimum consolidated revenue amounts. The term loan also contains certain nonfinancial covenants. As of September 30, 2021 and December 31, 2020, we were in compliance with all financial and nonfinancial covenants.
The term loan was entered into by our wholly owned subsidiary and is also guaranteed by certain of our wholly owned subsidiaries and collateralized by all unrestricted assets of our subsidiaries.

8.	LONG-TERM DEBT
Long-term debt is recorded at carrying value in the consolidated balance sheet. The carrying value of long- term debt outstanding, net of unamortized debt issuance costs, consisted of the following at December 31, 2020 and 2019:

	2020	2019
Long-term debt	$149,915	$145,900
Less unamortized debt issuance costs	(5,747)	(7,943)

Long-term debt—net of amortization	144,168	137,957
Less current potion of long-term debt	—	—

Long-term debt—net of current portion	$144,168	$137,957

In August 2018, we entered into a term loan for $80,000 with an option to borrow up to an additional $20,000. In April 2019, we amended the term loan to increase our borrowing capacity by $75,000. The terms and conditions in the term loan remain the same unless otherwise stated in the amendment. The term loan was subject to a commitment fee of $6,750 and we incurred debt issuance costs of $3,625.
Debt issuance costs relate to attorney fees, other third-party costs, and commitment fees that represent 5% of the amount borrowed. We are required to pay the commitment fees when the term loan is due or when the term loan is repaid, whichever comes first. Debt issuance costs were deferred and are amortized to interest expense over the debt term using the effective interest method. Debt issuance costs are presented in the consolidated balance sheet as a direct deduction from the carrying value of the term loan.
The term loan (including the related amendment) bears interest at a rate of 10.25% payable on a quarterly basis. We have the option to pay a portion of the interest rate in cash, and the remaining portion of the interest rate will be added to the debt principal balance as a payment-in-kind.
The
payment-in-kind
is also subject to a commitment fee of 5%. The cash and
payment-in-kind
interest rates were 7.75% and 2.5%, respectively, through April 2019 and converted to 7.50% and 2.75%, respectively, for the remainder of 2019 and 2020. In 2020 and 2019, we utilized our option to pay the quarterly interest payments in both cash and payment-in-kind.
As of December 31, 2020 and 2019, the
payment-in-kind
balance was $8,051 and $4,120, respectively.
As of December 31, 2020, the total long-term debt balance of $149,915 included the principal balance of $135,000, the initial commitment fee of $6,750, and the payment-in-kind
interest on the principal balance of $8,051. The
payment-in-kind
interest on the principal balance is also subject to the commitment fee which was $114 as of December 31, 2020. The amount was included in the long-term debt balance.
The term loan matures in June 2023, at which time the full balance of the term loan, including the commitment fee and the payment-in-kind
balance, will be due.
In addition, the term loan includes financial covenants regarding the maintenance of minimum liquidity of $6,000 of operating cash, as defined, on a consolidated basis, at least $10,000 in its cash accounts on a daily basis and minimum consolidated revenue amounts. The term loan also contains certain nonfinancial covenants. As of December 31, 2020 and 2019, we were in compliance with all financial and nonfinancial covenants.
The term loan was entered into by our wholly owned subsidiary and is also guaranteed by certain of our wholly owned subsidiaries and collateralized by all unrestricted assets of our subsidiaries.